Net Loss Per Share Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes
Net Loss Per Share Disclosure	Note 4 - Net Loss per Share

Basic earnings (loss) per share includes no dilution and is computed by dividing earnings available to common stockholders by the weighted average number of common shares outstanding for the period. Dilutive earnings per share reflect the potential dilution of securities that could occur through the effect of common shares issuable upon the exercise of stock options, warrants and convertible securities. Basic net loss per share equaled the diluted loss per share for the three months ended March 31, 2020 and 2019, since the effect of shares potentially issuable upon the exercise or conversion was anti-dilutive. Equity instruments that may dilute earnings per share in the future are listed in Note 7 below. For the three months ended March 31, 2020, 31,768,560 shares issuable upon the exercise of warrants and conversion of convertible debt were not included in the computation of diluted net loss because their inclusion would be anti-dilutive. For the three months ended March 31, 2019, 616,288 shares issuable upon the conversion of convertible debt were not included in the computation of diluted net loss because their inclusion would be anti-dilutive. In September 2019, Bergio International, Inc. filed a Certificate of Amendment to the Certificate of Incorporation to effectuate a 1-for-10,000 reverse stock split of the Company’s common stock. All share and per share data has been adjusted to reflect such stock split.

The following table sets forth the computation of earnings per share:

	Three Months Ended
	March 31, 2020	March 31, 2019
Basic net loss per share computation:
Net loss	$(1,470,901)	$(90,848)
Weighted-average common shares outstanding	20,920,043	539,141
Basic net loss per share	$(0.07)	$(0.17)

Diluted net loss per share computation:
Net loss	$(1,470,901)	$(90,848)
Weighted-average common shares outstanding	20,920,043	539,141
Incremental shares attributable to the shares issuable upon conversion of convertible debt	-	-
Total adjusted weighted-average shares	20,920,043	539,141
Diluted net loss per share	$(0.07)	$(0.17)
Note 3. Basic and Diluted Income (Loss) Per Share

Net loss per share has been computed according to FASB ASC 260, “Earnings per Share,” which requires a dual presentation of basic and diluted earnings (loss) per share (“EPS”). Basic EPS represents net loss divided by the weighted average number of common shares outstanding during a reporting period. Diluted EPS reflects the potential dilution that could occur if securities, including warrants and options, were converted into common stock. The dilutive effect of outstanding warrants, options, and/or conversions is reflected in earnings per share by use of the treasury stock method. In applying the treasury stock method for stock-based compensation arrangements, the assumed proceeds are computed as the sum of the amount the employee must pay upon exercise. For the years ended December 31. 2019 and 2018, basic net loss per share equaled the diluted loss per share, since the effect of shares potentially issuable upon exercise or conversion was anti-dilutive. For the years ended December 31, 2019 and 2018, 10,108,052 and 582,288 shares, respectively, issuable upon the conversion of convertible debt were not included in the computation of diluted net loss because their inclusion would be anti-dilutive.

	December 31, 2019	December 31, 2018
Basic net loss per share computation:
Net loss	$(3,035,043)	$(417,314)
Weighted-average common shares outstanding	3,641,196	496,752
Basic net loss per share	$(0.83)	$(0.84)
Diluted net loss per share computation:
Net loss	$(3,035,043)	$(417,314)
Weighted-average common shares outstanding:	3,641,196	496,752
Incremental shares attributable to the assumed exercise of outstanding stock options and warrants	--	--
Total adjusted weighted-average shares	3,641,196	496,752
Diluted net loss per share	$(0.83)	$(0.84)